SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss applicable to shareholders of ordinary shares		$ (14,588)	$ (9,344)	$ (8,792)
Denominator:
Weighted average number of Ordinary shares used in computing basic net loss per share	[1]	453,544	148,013	138,548
Weighted average number of Ordinary Share used in computing diluted net loss per share	[1]	453,544	148,013	138,548
Basic net loss per share		$ (32.16)	$ (63.13)	$ (63.46)
Diluted net loss per share		$ (32.16)	$ (63.13)	$ (63.46)

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).